Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series
Entity Central Index Key	0001757150
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Capital Group Central Cash Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Central Cash Fund
Class Name	Class M
Trading Symbol	CMQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCF-M . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCF-M
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 *	0.00% †
*
Amount less than $1.
†
Amount less than 0.01%.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class M shares gained 4.46% for the year ended October 31, 2025. That result compares with a 4.41% gain for the USTREAS T-Bill Auction Ave 3 Mon.
What factors influenced results
During the fund’s fiscal year, U.S. short-term bond returns were relatively strong. Short-term yields declined due to three Federal Reserve interest rate cuts in 2024. Recent signs of weakness in the labor market and economic uncertainty prompted the Fed to cut rates again in September and October 2025. The U.S. three-month Treasury bill yield fell to its lowest level in nearly three years.
As can be expected of Capital Group’s Central Cash Fund, the fund’s holdings are in U.S. Treasuries, agency discount notes and repurchase agreements. In the declining interest rate environment, the fund’s yield fell.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Capital Group Central Cash Fund — Class M 2	4.46%	3.18%	2.74%
USTREAS T-Bill Auction Ave 3 Mon 3	4.41%	3.28%	2.80%
1
Class M shares were first offered on February 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors c ann
ot invest directly in an index. Source(s): Morningstar.

Performance Inception Date	Feb. 22, 2019
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 124,763,000,000
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 124,763
Total number of portfolio holdings	178
Total advisory fees paid (in millions)	None

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	42.37%
Federal agency bills & notes	39.25%
Repurchase agreements	11.78%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	7.11%
Other assets less liabilities	(0.51	) %
Total	100.00%

[1]	Amount less than $1.
[2]	Amount less than 0.01%.